September 19, 2019

VIA EDGAR

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance Floating-Rate Income Trust (the “Fund”) Registration Statement on Form N-2 (333-231534; 811-21574)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The total registration fee for purposes of this filing is $8,858.99 which is the registration fee attributable to the unsold securities under the Fund's Registration Statement on Form N-2 (File No. 333-208995) filed May 12, 2016 and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act.

The Shelf Registration Statement has been amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on June 18, 2019, and to make certain other non-material changes as marked therein. The Fund requests that the Staff review the Shelf Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Shelf Registration Statement, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

  Comment: If the Fund intends to write (sell) credit default swaps, confirm that it will segregate the full notional amount payable under each agreement.

Response: The Fund confirms that it will segregate the full notional amount payable under the agreement if the Fund writes (sells) a credit default swap.

Securities and Exchange Commission September 19, 2019 Page 2

2.	Comment: The Prospectus states that the Fund may engage in total return swaps. When the Fund engages in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Please be aware that the SEC could issue a new rule and/or guidance related to the Fund’s use of derivatives, which could impact the manner in which the Fund operates.

Response: The Fund acknowledges this comment.

  Comment: Please consider updating disclosure relating to Brexit in the Fund’s Prospectus Summary under “Special Risk Considerations – Foreign Investment Risk” and the Fund’s Prospectus under “Additional Risk Considerations – Foreign Investment Risk”.

Response: The requested Brexit disclosure is included in the Fund’s Prospectus Summary under “Foreign Investment Risk” and the Fund’s Prospectus under “Additional Risk Considerations – Foreign Investment Risk”.

  Comment: The Fee Table under “Summary of Trust Expenses” indicates “None” with regard to Dividend Reinvestment Plan Fees. Please update the Fee Table to indicate the $5.00 service charge consistent with footnote 3.

Response: The requested line item has been added to the Fee Table under “Summary of Trust Expenses”.

  Comment: Please include the address of the dividend disbursing agent.

Response: The requested address has been added to the Fund’s Prospectus under “Custodian and Transfer Agent”.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655.

Sincerely,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President